Accounts Payable and Accrued Liabilities (Details) - Schedule of Accounts Payable and Accrued Liabilities - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Payable and Accrued Liabilities (Details) - Schedule of Accounts Payable and Accrued Liabilities [Line Items]
Accounts payable	$ 44,339	$ 138,276	$ 386,030
Accrued liabilities		79,113	143,486
Total	5,302	522,012	832,399
Related Party [Member]
Accounts Payable and Accrued Liabilities (Details) - Schedule of Accounts Payable and Accrued Liabilities [Line Items]
Due to related parties	$ 194,475	$ 304,623	$ 302,883